FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /  /    (a)
             or fiscal year ending:   12/31/97  (b)

Is this a transition report?: (Y/N)     N
                                     ------

Is this an amendment to a previous filing? (Y/N)    N
                                                  -----

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.      A. Registrant Name:     GNA Variable Investment Account
        B. File Number:         811-8506
        C. Telephone Number:    800 636-7203

2.      A. Street: 6610 West Broad Street
        B. City: Richmond       C. State: VA    D. Zip Code: 23230     Zip Ext.:
        E. Foreign Country:                              Foreign Postal Code:

3.      Is this the first filing on this form by Registrant? (Y/N)      N
                                                                     -------

4.      Is this the last filing on this form by Registrant? (Y/N)       N
                                                                     -------

5.      Is Registrant a small business investment company (SBIC)? (Y/N)      N
        [If answer is "Y" (Yes), complete only items 89 through 110.]      -----

6.      Is Registrant a unit investment trust (UIT)? (Y/N)                   Y
        [If answer is "Y" (Yes) complete only items 111 through 132.]      -----

7.      A. Is Registrant a series or multiple portfolio company? (Y/N)
           [If answer is "N" (No), go to item 8.]                          -----

        B. How many separate series or portfolios did Registrant have
           at the end of the period?                                       -----


SCREEN NUMBER: 01               PAGE NUMBER: 01                 SEC2100 (5/90)


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                                                If filing more than one
                                                Page 47, "X" box:       [ ]

For period ending       12/31/97
                      -----------

File number 811-8506

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:
     B. [/] File Number (If any):
     C. [/] City: Richmond        State: VA     Zip Code: 23230 Zip Ext.:
        [/] Foreign Country:                    Foreign Postal Code:

111. A. [/] Depositor Name:
     B. [/] File Number (If any):
     C. [/] City:       State:          Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (If any):
     C. [/] City: Richmond      State: VA       Zip Code: 23230 Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (if any):
     C. [/] City:               State:       Zip Code:          Zip Ext.:
        [/] Foreign Country:                        Foreign Postal Code:

SCREEN NUMBER: 55               PAGE NUMBER: 47                 SEC2100 (5/90)




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                                                If filing more than one
                                                Page 48, "X" box:       [ ]

For period ending       12/31/97
                      -----------

File number 811-8506


111. A. [/] Trustee Name:
     B. [/] City:               State:          Zip Code:       Zip Ext.:
        [/] Foreign Country:                    Foreign Postal Code:
113. A. [/] Trustee Name:
     B. [/] City:               State:          Zip Code:       Zip Ext.:
        [/] Foreign Country:                    Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number: 8-
     C. [/] City:               State:          Zip Code:       Zip Ext.:
        [/] Foreign Country:                    Foreign Postal Code:
114. A. [/] Principal Underwriter Name:
     B. [/] File Number: 8-
     C. [/] City:               State:          Zip Code:       Zip Ext.:
        [/] Foreign Country:                    Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:               State:          Zip Code:       Zip Ext.:
        [/] Foreign Country:                    Foreign Postal Code:
115. A. [/] Independent Public Accountant Name:
     B. [/] City:               State:          Zip Code:       Zip Ext.:
        [/] Foreign Country:                    Foreign Postal Code:



SCREEN NUMBER: 56               PAGE NUMBER: 48                 SEC2100 (5/90)


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                                                If filing more than one
                                                Page 49, "X" box:       [ ]

For period ending       12/31/97
                      -----------

File number 811-8506


116. Family of investment companies information:
     A. [/] Is Registrant part of a family of investment companies? (Y/N)
                                                                           -----
                                                                            Y/N

     B. [/] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)
                                                                           -----
                                                                            Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)
                                                                           -----
                                                                            Y/N

     C. [/] Scheduled premium variable life contracts? (Y/N)
                                                                           -----
                                                                            Y/N

     D. [/] Flexible premium variable life contracts? (Y/N)
                                                                           -----
                                                                            Y/N

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)
                                                                           -----
                                                                            Y/N

118. [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933     1
                                                                           -----

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period
                                                                           -----

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in
         item 119 ($000's omitted)                                      $
                                                                        --------

121. [/] State the number of series for which a current prospectus
         was in existence at the end of the period                           1
                                                                           -----

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                                                           -----


SCREEN NUMBER: 57               PAGE NUMBER: 49                 SEC2100 (5/90)



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                                                If filing more than one
                                                Page 50, "X" box:       [ ]

For period ending       12/31/97
                      -----------

File number 811-8506


123. [/] State the total value of the additional units considered in
         answering item 122 ($000's omitted)                            $
                                                                        --------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during
         the current period (the value of these units is to be
         measured on the date they were placed in the subsequent
         series) ($000's omitted)                                       $
                                                                        --------

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers)
         by Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
         all series of Registrant ($000's omitted)                      $
                                                                        --------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted)                               $    0
                                                                        --------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                    Number of    Total Assets    Total Income
                                     Series        ($000's       Distributions
                                    Investing      omitted)     ($000's omitted)
                                    ---------    ------------   ----------------

A. U.S. Treasury direct issue        _______       $_______        $________

B. U.S. Government agency            _______       $_______        $________

C. State and municipal tax-free      _______       $_______        $________

D. Public utility debt               _______       $_______        $________

E. Brokers or dealers debt or
   debt of brokers' or
   dealers' parent                   _______       $_______        $________

F. All other corporate
   intermed. & long-term
   debt                              _______       $_______        $________

G. All other corporate
   short-term debt                   _______       $_______        $________

H. Equity securities of
   brokers or dealers or
   parents of brokers or
   dealers                           _______       $_______        $________

I. Investment company
   equity securities                                               $
                                     -------       --------        ---------

                                        1          $ 88,308
J. All other equity securities       _______       ________        $________

K. Other securities                  _______       $_______        $________

L. Total assets of all series
   of registrant                        1          $ 88,308        $________
                                     -------       --------


SCREEN NUMBER: 58               PAGE NUMBER: 50                 SEC2100 (5/90)



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                                                If filing more than one
                                                Page 51, "X" box:       [ ]

For period ending       12/31/97
                      -----------

File number 811-8506


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
         an entity other than the issuer? (Y/N)
                                                                           -----
         [If answer is "N" (No), go to item 131.]                           Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                           -----
         [If answer is "N" (No), go to item 131.]                           Y/N

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified
         in item 129 derived from insurance or guarantees? (Y/N)
                                                                           -----
                                                                            Y/N

131. Total expenses incurred by all series of Registrant during
     the current reporting period ($000's omitted)                        $497
                                                                          ------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-_____    811-_____   811-_____   811-_____   811-_____

         811-_____    811-_____   811-_____   811-_____   811-_____

         811-_____    811-_____   811-_____   811-_____   811-_____

         811-_____    811-_____   811-_____   811-_____   811-_____

         811-_____    811-_____   811-_____   811-_____   811-_____

         811-_____    811-_____   811-_____   811-_____   811-_____

         811-_____    811-_____   811-_____   811-_____   811-_____

         811-_____    811-_____   811-_____   811-_____   811-_____

         811-_____    811-_____   811-_____   811-_____   811-_____




SCREEN NUMBER: 59               PAGE NUMBER: 51                 SEC2100 (5/90)